PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 15	¥ 100	¥ 304	¥ 510
Net book Value	7	53	424	715
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book Value	4	28	31	34
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Net book Value	2	13	41	55
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Net book Value	2	18	212	472
Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Net book Value	$ (1)	(6)	140	154
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,345	4,437
Additions		11	17
Disposal		(2,707)	(109)
Balance at ending		1,649	4,345	4,437
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		46	46
Additions
Disposal
Balance at ending		46	46	46
Gross carrying amount [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,185	1,177
Additions		11	8
Disposal		(100)
Balance at ending		1,096	1,185	1,177
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,470	2,486
Additions
Disposal		(1,869)	(16)
Balance at ending		601	2,470	2,486
Gross carrying amount [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		644	728
Additions			9
Disposal		(738)	(93)
Balance at ending		(94)	644	728
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(3,921)	(3,722)
Disposal		2,425	105
Balance at ending		(1,596)	(3,921)	(3,722)
Depreciation charge		(100)	(304)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(15)	(12)
Disposal
Balance at ending		(18)	(15)	(12)
Depreciation charge		(3)	(3)
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,144)	(1,122)
Disposal		91
Balance at ending		(1,083)	(1,144)	(1,122)
Depreciation charge		(30)	(22)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(2,258)	(2,014)
Disposal		1,735	15
Balance at ending		(583)	(2,258)	(2,014)
Depreciation charge		(60)	(259)
Accumulated depreciation, amortisation and impairment [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(504)	(574)
Disposal		599	90
Balance at ending		88	(504)	¥ (574)
Depreciation charge		¥ (7)	¥ (20)